Equity - Summary of Unrealized Gain (Loss) on Available-for-sale Financial Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Beginning balance	$ 166,841,165		$ 165,924,980	$ 155,691,394
Unrealized gain (loss) arising on revaluation of available-for-sale financial assets	224,036	$ 7,559	(248,599)	10,451
Share of unrealized gain (loss) on available-for-sale financial assets of associates and joint venture accounted for using the equity method	264,389	8,920	(871,679)	(4,832)
Ending balance	201,310,187	6,791,842	166,841,165	165,924,980
Reserve of gains and losses on remeasuring available-for-sale financial assets excluding changes in capital surplus [member]
Beginning balance	(197,314)	(6,657)	588,119	526,778
Unrealized gain (loss) arising on revaluation of available-for-sale financial assets	169,585	5,721	(257,240)	(4,304)
Cumulative loss reclassified to profit or loss on impairment of available-for-sale financial assets	50,206	1,694
Cumulative loss (gain) reclassified to profit or loss on disposal of available-for-sale financial assets	(1,517)	(51)	7,512	10,827
Share of unrealized gain (loss) on available-for-sale financial assets of associates and joint venture accounted for using the equity method	401,610	13,550	(535,705)	54,818
Ending balance	$ 422,570	$ 14,257	$ (197,314)	$ 588,119